Note 9 - Retirement Plans - Amounts Recognized in Accumulated Other Comprehensive (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Prior service cost	$ (707)	$ (826)
Net loss	(33,415)	(17,580)
Accumulated other comprehensive pre-tax loss	$ (34,122)	$ (18,406)